Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Schedule of Leases by Balance Sheet Location

The following table provides a summary of leases by balance sheet location as of December 31, 2024 and 2023:

Assets/Liabilities	December 31, 2024	December 31, 2023
Assets
Operating lease right-of-use assets	$564,808	$353,471

Liabilities
Operating lease liability - current	$284,100	$192,159
Operating lease liability - non-current	282,454	161,886
Total lease liabilities	$566,554	$354,045

Schedule of Operating Lease Expenses

The operating lease expenses for the years ended December 31, 2024 and 2023 were as follows:

Lease Cost	Classification	December 31, 2024	December 31, 2023
Operating lease cost	General and administrative expenses	$140,055	$203,466
Lease Term and Discount Rate	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)
Operating leases	1.95	1.75

Weighted-average discount rate (%)
Operating leases	8%	8%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities at December 31, 2024 were as follows:

Maturity of Lease Liabilities	Operating Leases
12 months ending December 31,
2025	$319,157
2026	279,181
2027	14,965
Total lease payments	613,303
Less: interest	46,749
Present value of lease payments	$566,554